Document And Entity Information	Mar. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2023
Entity Registrant Name	Societal CDMO, Inc.
Entity Central Index Key	0001588972
Entity Emerging Growth Company	false
Securities Act File Number	001-36329
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	26-1523233
Entity Address, Address Line One	1 E. Uwchlan Ave, Suite 112
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	770
Local Phone Number	534-8239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	SCTL
Security Exchange Name	NASDAQ